Transactions and Balances with Related Parties (Details) - Schedule of Transactions with Related Parties - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Schedule of Transactions with Related Parties [Abstract]
Compensations to key officers	[1]	$ 784	$ 1,032
Compensation to directors	[2]	457	578
Directors’ and Officers’ insurance		191	468
Consultant services	[3]	16	95
Compensation to member of senior management of Gix Internet	[4]	93	102
Eventer revenues from related parties			15
Jeffs’ Brands cost of revenues from related parties	[5]	36	313
Jeffs’ Brands income from related parties	[6]	(10)	(158)
Jeffs’ Brands royalties paid to related parties	[7]	2	8
Management fees from Jeffs’ Brands included in revenues	[8]	(100)
Royalties from Jeffs’ Brands included in revenues	[9]	(10)
Management fees from Parazero included in revenues	[10]	$ (60)

[1]	Includes granted options benefit in the aggregated amount of USD 3 thousand and USD 56 thousand for the six months period ended June 30, 2024, and 2023, respectively. Also Includes grant of RSUs in the aggregated amount of USD 31 thousand and USD 67 thousand for the six months period ended June 30, 2024, and 2023, respectively.
[2]	Includes granted options benefit in the aggregated amount of USD 6 thousand and USD 87 thousand for the six months period ended June 30, 2024, and 2023, respectively. Also Includes grant of RSUs in the aggregated amount of USD 54 thousand and USD 115 thousand for the six months period ended June 30, 2024, and 2023, respectively.
[3]	Includes consulting fees to Pure Capital who is a related party of Jeffs’ Brands.
[4]	Compensation to Cortex’s CTO, a related party of Gix Internet.
[5]	Includes inventory storage expenses to Pure NJ Logistics LLC who is a related party of Jeffs’ Brands.
[6]	Includes consulting income and a one-time signing bonus from SciSparc Nutraceuticals who is a related party of Jeffs’ Brands.
[7]	Includes royalties paid to Pure Capital who is a related party of Jeffs’ Brands.
[8]	On April 30, 2024, the Company and Jeffs’ Brands signed a consulting agreement according to which, the Company will provide Jeffs’ Brands with business consulting services in exchange of monthly management fees of USD 20 thousand.
[9]	Includes royalties the Company received from Jeffs’ Brands.
[10]	On August 1, 2024, the Company and Parazero signed a consulting agreement pursuant to which, the Company will provide Parazero with business consulting services in exchange of monthly management fees of USD 10 thousand.